SEGMENTED INFORMATION - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Cash and cash equivalents	$ 998	$ 900	$ 607	$ 483
Property, plant and equipment, at fair value	54,283	49,432
Total assets	64,111	55,867
Total borrowings	24,850	21,529
Other liabilities	12,975	10,342
Additions to property, plant and equipment	2,435	2,247
Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	445	604
Property, plant and equipment, at fair value	29,136	28,943
Total assets	33,347	32,111
Total borrowings	12,891	13,172
Other liabilities	8,927	7,248
Additions to property, plant and equipment	629	683
Contribution from equity-accounted investments
Disclosure of operating segments [line items]
Cash and cash equivalents	(43)	(28)
Property, plant and equipment, at fair value	(1,165)	(1,111)
Total assets	(587)	(518)
Total borrowings	(373)	(351)
Other liabilities	(204)	(167)
Additions to property, plant and equipment	(62)	(12)
Attributable to non-controlling interests
Disclosure of operating segments [line items]
Cash and cash equivalents	596	324
Property, plant and equipment, at fair value	26,312	21,600
Total assets	31,351	24,274
Total borrowings	12,332	8,708
Other liabilities	4,252	3,261
Additions to property, plant and equipment	1,868	1,576
Hydroelectric
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	31,467	31,791
Hydroelectric | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	55	42
Property, plant and equipment, at fair value	15,331	15,188
Total assets	16,971	16,456
Total borrowings	4,206	4,126
Other liabilities	5,250	4,499
Additions to property, plant and equipment	153	113
Hydroelectric | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	15	30
Property, plant and equipment, at fair value	1,743	1,680
Total assets	1,880	1,833
Total borrowings	258	261
Other liabilities	99	91
Additions to property, plant and equipment	33	85
Hydroelectric | Colombia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	14	17
Property, plant and equipment, at fair value	1,826	2,032
Total assets	2,036	2,277
Total borrowings	526	526
Other liabilities	634	644
Additions to property, plant and equipment	0	130
Wind
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	12,434	9,410
Wind | North America | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	48	30
Property, plant and equipment, at fair value	3,563	3,286
Total assets	3,969	3,665
Total borrowings	1,356	1,628
Other liabilities	1,344	771
Additions to property, plant and equipment	78	88
Wind | Brazil | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	22	8
Property, plant and equipment, at fair value	346	277
Total assets	381	292
Total borrowings	83	74
Other liabilities	15	8
Additions to property, plant and equipment	15	10
Wind | Europe | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	56	46
Property, plant and equipment, at fair value	650	676
Total assets	816	842
Total borrowings	358	474
Other liabilities	244	218
Additions to property, plant and equipment	13	22
Wind | Asia | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	24	9
Property, plant and equipment, at fair value	294	266
Total assets	399	342
Total borrowings	238	195
Other liabilities	71	52
Additions to property, plant and equipment	35	1
Solar
Disclosure of operating segments [line items]
Property, plant and equipment, at fair value	10,136	8,038
Solar | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	139	133
Property, plant and equipment, at fair value	3,046	3,355
Total assets	3,520	3,746
Total borrowings	2,382	2,736
Other liabilities	492	435
Additions to property, plant and equipment	157	197
Distributed energy & sustainable solutions | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	72	44
Property, plant and equipment, at fair value	2,337	2,183
Total assets	2,794	2,366
Total borrowings	928	996
Other liabilities	507	227
Additions to property, plant and equipment	145	31
Corporate | Attributable to Unitholders
Disclosure of operating segments [line items]
Cash and cash equivalents	0	245
Property, plant and equipment, at fair value	0	0
Total assets	581	292
Total borrowings	2,556	2,156
Other liabilities	271	303
Additions to property, plant and equipment	$ 0	$ 6